Assets/Liabilities for Insurance Contracts - Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Debts with Insured	$ 373,600	$ 416,318	$ 420,249
Debts with Reinsurers	9,702	25,904	(1,535)
Debts with Co-insurers	2,639	3,608	4,741
Debts with Insurance Brokers	185,930	191,681	195,257
Statutory Reserves	571,225	589,255	561,227
Unpaid Losses to Be Borne by Reinsurers (Offset Account)	(39,876)	(31,119)	(25,777)
Total	$ 1,103,220	$ 1,195,647	$ 1,154,162